Pay vs Performance Disclosure - USD ($)	1 Months Ended	3 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 12, 2022	Mar. 31, 2023	Feb. 22, 2025	Mar. 28, 2025	Mar. 29, 2024	Mar. 31, 2023	Mar. 25, 2022	Mar. 26, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of Initial Fixed $100 Investment Based on: [4]
Year	Summary Compensation Table Total for Ravi Vig ¹ ($)	Summary Compensation Table Total for Vineet Nargolwala [1] ($)	Summary Compensation Table Total for Michael C. Doogue [1] ($)	Compensation Actually Paid to Ravi Vig [1,2,3] ($)	Compensation Actually Paid to Vineet Nargolwala [1,2,3] ($)	Compensation Actually Paid to Michael C. Doogue [1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs [1] ($)	Average Compensation Actually Paid to Non-PEO NEOs [1,2,3] ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($ Thousands)	Performance EBIT ($ Thousands) ⁵
2025	—	11,005,040	2,930,527	—	9,559,892	1,766,319	2,807,168	1,725,409	140.45	187.63	(72,763)	68,556
2024	—	7,001,603	—	—	(4,253,826)	—	2,280,501	(3,628,582)	152.32	214.80	152,888	306,175
2023	35,348,581	10,128,514	—	8,300,753	22,659,744	—	3,289,690	9,200,243	271.13	141.48	187,494	282,560
2022	11,191,041	—	—	21,149,326	—	—	4,272,620	3,460,448	164.86	154.37	119,555	180,627
2021	6,480,109	—	—	52,343,799	—	—	2,059,971	14,870,010	142.77	136.02	18,101	96,683

Company Selected Measure Name					Performance EBIT
Named Executive Officers, Footnote
1.
Ravi Vig was our PEO during fiscal years 2021 and 2022, and for a portion of fiscal year 2023 until his retirement on June 13, 2022. Vineet Nargolwala served as our PEO for the portion of fiscal year 2023 beginning as of June 13, 2022, for all of fiscal year 2024, and for fiscal year 2025 until his departure on February 23, 2025. Michael C. Doogue served as our PEO for the portion of fiscal year 2025 beginning as of February 23, 2025. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023 & 2024	2025
Michael C. Doogue	Christopher E. Brown	Sharon S. Briansky	Sharon S. Briansky
Paul V. Walsh, Jr.	Derek P. D’Antilio	Derek P. D’Antilio	Derek P. D’Antilio
	Michael C. Doogue	Michael C. Doogue	Max R. Glover
	Max R. Glover	Max R. Glover	Suman S. Narayan
Thomas C. Teebagy, Jr.
Paul V. Walsh, Jr.

Peer Group Issuers, Footnote
4.
For the relevant fiscal year, represents the cumulative total shareholder return (“Peer Group TSR”) of the Philadelphia Semiconductor Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report, assuming an initial fixed investment point of $100, and that all dividends, if any, were reinvested.

Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2021, 2022, 2023, 2024 and 2025 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with FASB ASC 718. Amounts in the Exclusion of Stock Awards column below are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Vineet Nargolwala ($)	Exclusion of Stock Awards for Vineet Nargolwala ($)	Inclusion of Equity Values for Vineet Nargolwala ($)	Compensation Actually Paid to Vineet Nargolwala ($)
2025	11,005,040	(6,765,361)	5,320,213	9,559,892

Year	Summary Compensation Table Total for Michael C. Doogue ($)	Exclusion of Stock Awards for Michael C. Doogue ($)	Inclusion of Equity Values for Michael C. Doogue ($)	Compensation Actually Paid to Michael C. Doogue ($)
2025	2,930,527	(2,055,940)	891,732	1,766,319

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Vineet Nargolwala ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Vineet Nargolwala ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Vineet Nargolwala ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Vineet Nargolwala ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Vineet Nargolwala ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Vineet Nargolwala ($)	Total - Inclusion of Equity Values for Vineet Nargolwala ($)
2025	—	—	1,960,909	2,103,433	1,255,871	—	5,320,213

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Michael C. Doogue ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Michael C. Doogue ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Michael C. Doogue ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Michael C. Doogue ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Michael C. Doogue ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Michael C. Doogue ($)	Total - Inclusion of Equity Values for Michael C. Doogue ($)
2025	771,181	30,748	—	89,803	—	—	891,732

Non-PEO NEO Average Total Compensation Amount					$ 2,807,168	$ 2,280,501	$ 3,289,690	$ 4,272,620	$ 2,059,971
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,725,409				$ 1,725,409	(3,628,582)	9,200,243	3,460,448	14,870,010
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2021, 2022, 2023, 2024 and 2025 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with FASB ASC 718. Amounts in the Exclusion of Stock Awards column below are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,807,168	(2,339,276)	1,257,517	1,725,409

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,175,204	1,072	—	81,241	—	—	1,257,517

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid (“CAP”) to our PEOs, the average of CAP to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years. This chart also compares our cumulative TSR over the four most recently completed fiscal years to that of the Philadelphia Semiconductor Index over the same period. TSR amounts reported in the graph assume an initial fixed investment of $100 and that all dividends, if any, were reinvested. cap vs tsr and peer group tsr $60,000 $50,000 $40,000 $30,000 $20,000 $10,000 $- $(10,000) fy 2021 fy 2022 fy 2023 fy 2024 fy 2025 300 250 200 150 100 50 0 tsr peo - 1 rv peo 3 - md peo -2 vn avg neo Company tsr (FY21 indexed to $100) peer group tsr cap ($k)

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between CAP to our PEOs, the average of CAP to our Non-PEO NEOs, and our net income for each of the five most recently completed fiscal years. cap vs. net Cap vs. net income $60,000 $50,000 $40,000 $30,000 $20,000 $10,000 $- $(10,000) fy 2021 fy 2022 fy 2023 fy 2024 fy 2025 $250,000 $200,000 $150,000 $100,000 $50,000 $- $950,000) $(100,000) net income ($k) cap ($K) peo 1-rv peo 22 - vs peo 3 - MD avg NEO net income ($K)

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between CAP to our PEOs, the average of CAP to our Non-PEO NEOs, and Performance EBIT during the five most recently completed fiscal years. cap vs. performance ebit $60,000%0,000 $40,000 $30,000 $20,000 $10,000 $- $(10,000) cap ($k) peo 1 - rv peo 2 - vn peo 3 - md avg neo performance ebit ($k) fy 2021 fy 2022 fy 2023 fy 2024 fy 2025 #350,000 $300,000 $250,000 $200,000 $150,000 $100,000 $100,000 $50,000 $- performance ebit ($K) ($K)

Total Shareholder Return Vs Peer Group

The following chart sets forth the relationship between Compensation Actually Paid (“CAP”) to our PEOs, the average of CAP to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years. This chart also compares our cumulative TSR over the four most recently completed fiscal years to that of the Philadelphia Semiconductor Index over the same period. TSR amounts reported in the graph assume an initial fixed investment of $100 and that all dividends, if any, were reinvested. cap vs tsr and peer group tsr $60,000 $50,000 $40,000 $30,000 $20,000 $10,000 $- $(10,000) fy 2021 fy 2022 fy 2023 fy 2024 fy 2025 300 250 200 150 100 50 0 tsr peo - 1 rv peo 3 - md peo -2 vn avg neo Company tsr (FY21 indexed to $100) peer group tsr cap ($k)

Tabular List, Table

The following table presents the financial performance measures that the Company considers to be the most important in linking CAP to our PEOs and Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Performance EBIT
Performance EBITDA
Total Revenue
Relative TSR

Total Shareholder Return Amount					$ 140.45	152.32	271.13	164.86	142.77
Peer Group Total Shareholder Return Amount					187.63	214.8	141.48	154.37	136.02
Net Income (Loss)					$ (72,763,000)	$ 152,888,000	$ 187,494,000	$ 119,555,000	$ 18,101,000
Company Selected Measure Amount					68,556,000	306,175,000	282,560,000	180,627,000	96,683,000
PEO Name	Michael C. Doogue	Ravi Vig	Vineet Nargolwala	Vineet Nargolwala		Vineet Nargolwala		Ravi Vig	Ravi Vig
Additional 402(v) Disclosure
2.
The amounts shown represent Compensation Actually Paid to the Company’s PEO(s) for the applicable fiscal year and the average Compensation Actually Paid to our remaining NEOs for the relevant fiscal year, calculated in accordance with Item 402(v) of Regulation S-K, which do not reflect compensation actually earned, realized, or received by the Company’s PEO(s) or Non-PEO NEOs. These amounts reflect the total compensation reported in the Summary Compensation Table for the applicable fiscal year, with certain adjustments as described in footnote 3 below.
5.
Consistent with our determination in 2024, we determined that Performance EBIT in our compensation plans, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2025. Performance EBIT is a non-GAAP financial measure explained in Appendix A of this proxy statement.

Measure:: 1
Pay vs Performance Disclosure
Name					Performance EBIT
Measure:: 2
Pay vs Performance Disclosure
Name					Performance EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name					Total Revenue
Measure:: 4
Pay vs Performance Disclosure
Name					Relative TSR
Vig [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 35,348,581			$ 0	$ 0		$ 11,191,041	$ 6,480,109
PEO Actually Paid Compensation Amount		$ 8,300,753			0	0		21,149,326	52,343,799
Nargolwala [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,128,514	$ 11,005,040		7,001,603		0	0
PEO Actually Paid Compensation Amount			22,659,744	9,559,892		(4,253,826)		0	0
Michael C. Doogue [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,930,527		0			0		0	0
PEO Actually Paid Compensation Amount	1,766,319		$ 0			$ 0		$ 0	$ 0
PEO | Nargolwala [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,320,213
PEO | Nargolwala [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Nargolwala [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Nargolwala [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,960,909
PEO | Nargolwala [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,103,433
PEO | Nargolwala [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,255,871
PEO | Nargolwala [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Nargolwala [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (6,765,361)
PEO | Michael C. Doogue [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	891,732
PEO | Michael C. Doogue [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	771,181
PEO | Michael C. Doogue [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,748
PEO | Michael C. Doogue [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Michael C. Doogue [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,803
PEO | Michael C. Doogue [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Michael C. Doogue [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Michael C. Doogue [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,055,940)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,257,517
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,175,204
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,072
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					81,241
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (2,339,276)